Restatement of prior year disclosures (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss) for the period		$ 209	$ 171	$ 971
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	[1]	(5)	(71)	38
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	[1]	3	(56)	(16)
Net (loss) gain on equity investments		(60)	(25)	98
Deferred taxation thereon			2
Other comprehensive income that will not be reclassified to profit or loss		(55)	(79)	86
Other comprehensive income (loss) for the period, net of tax		(60)	(150)	124
Aggregate continuing and discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the period, net of tax		$ 149	21	$ 1,095
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss) for the period			171
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations			(127)
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations			0
Net (loss) gain on equity investments			(25)
Deferred taxation thereon			2
Other comprehensive income that will not be reclassified to profit or loss			(23)
Other comprehensive income (loss) for the period, net of tax			(150)
Total comprehensive income (loss) for the period, net of tax			21
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Profit (loss) for the period			0
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations			56
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations			(56)
Net (loss) gain on equity investments			0
Deferred taxation thereon			0
Other comprehensive income that will not be reclassified to profit or loss			(56)
Other comprehensive income (loss) for the period, net of tax			0
Total comprehensive income (loss) for the period, net of tax			$ 0

[1]	Exchange differences arising on translation of foreign and non-foreign operations have been restated to reflect those that will be reclassified subsequently to profit or loss and those that will not be reclassified subsequently to profit or loss. Refer to note 15.